Securities (Summary of Unrealized Gains and Losses) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Fair value	$ 127,872	$ 126,369
Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	126,493	125,518
Gross unrealized gains	1,139	864
Gross unrealized (losses)	(238)	(301)
Fair value	127,394	126,081
Securities [Member] | Debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	123,411	122,663
Gross unrealized gains	811	571
Gross unrealized (losses)	(134)	(200)
Fair value	124,088	123,034
Securities [Member] | Government and government-related securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	102,130	100,939
Gross unrealized gains	688	454
Gross unrealized (losses)	(98)	(159)
Fair value	102,720	101,234
Securities [Member] | Government and government-related securities [member] | Canadian government federal debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	16,019	15,956
Gross unrealized gains	60	23
Gross unrealized (losses)	(57)	(88)
Fair value	16,022	15,891
Securities [Member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	20,681	20,971
Gross unrealized gains	229	120
Gross unrealized (losses)	(2)	(11)
Fair value	20,908	21,080
Securities [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	55,704	54,279
Gross unrealized gains	353	267
Gross unrealized (losses)	(38)	(54)
Fair value	56,019	54,492
Securities [Member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	7,998	7,864
Gross unrealized gains	25	15
Gross unrealized (losses)	0	(4)
Fair value	8,023	7,875
Securities [Member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	1,728	1,869
Gross unrealized gains	21	29
Gross unrealized (losses)	(1)	(2)
Fair value	1,748	1,896
Securities [Member] | Other debt securities [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	21,281	21,724
Gross unrealized gains	123	117
Gross unrealized (losses)	(36)	(41)
Fair value	21,368	21,800
Securities [Member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	8,608	8,713
Gross unrealized gains	20	11
Gross unrealized (losses)	(12)	(15)
Fair value	8,616	8,709
Securities [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	12,673	13,011
Gross unrealized gains	103	106
Gross unrealized (losses)	(24)	(26)
Fair value	12,752	13,091
Securities [Member] | Equity Securities [Member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	3,082	2,855
Gross unrealized gains	328	293
Gross unrealized (losses)	(104)	(101)
Fair value	3,306	3,047
Securities [Member] | Equity Securities [Member] | Common shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	2,452	2,332
Gross unrealized gains	252	226
Gross unrealized (losses)	(25)	(22)
Fair value	2,679	2,536
Securities [Member] | Equity Securities [Member] | Preference shares [member]
Disclosure Of Unrealized Gains Losses For Securities At FVOCI [Line Items]
Cost/amortized cost	630	523
Gross unrealized gains	76	67
Gross unrealized (losses)	(79)	(79)
Fair value	$ 627	$ 511